Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue.
Schedule of collaboration revenue

	2024	2023	2022

	(€ in thousands)
Up-front payments
Eli Lilly and Company	15,584	5,996	2,646
Yarrow Biotechnology, Inc.	—	—	191
Other R&D services
Eli Lilly and Company	—	—	270
Yarrow Biotechnology, Inc.	—	—	118
Equity component
Eli Lilly and Company	496	518	321
Yarrow Biotechnology, Inc.	—	—	48
Milestone payments
Eli Lilly and Company	2,825	—	—
	18,905	6,514	3,594

Summary of revenue recognized

Eli Lilly
(€ in thousands)
Balance at January 1, 2023	71,209
Received or receivable
Upfront payment	—
Equity component	—
Milestones achieved	—
Revenue recognition
Upfront payment	(5,996)
Equity component	(518)
Milestones achieved	—
Foreign currency translation effects	44
Balance at January 1, 2024	64,739
Received or receivable
Upfront payment	—
Equity component	—
Milestones achieved	5,096
Revenue recognition
Upfront payment	(15,584)
Equity component	(496)
Milestones achieved	(2,825)
Foreign currency translation effects	—
Balance at December 31, 2024	50,930